Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2012	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' costs	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345
Depreciation	-	(89,903)	(89,903)
Vessel acquisitions and other vessels' costs	51,853	-	51,853
Transfer from advances for vessel acquisitions	689,112	-	689,112
Derecognition of vessels	(29,659)	53	(29,606)
Disposals	(54,343)	37,930	(16,413)
Balance, December 31, 2013	2,960,999	(773,611)	2,187,388
Depreciation	-	(99,515)	(99,515)
Vessel acquisitions and other vessels' costs	28,984	-	28,984
Disposals	(36,543)	18,506	(18,037)
Balance, December 31, 2014	2,953,440	(854,620)	2,098,820